STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)	Total		Series A Redeemable Convertible Preferred Stock	Series B Redeemable Convertible Preferred Stock	Series C Redeemable Convertible Preferred Stock	Series D Redeemable Convertible Preferred Stock	Redeemable Convertible Preferred Stock	Common stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance at Dec. 31, 2012	$ (19,174,597)							$ 1,304,557		$ (20,479,154)
Redeemable convertible preferred stock, beginning balance at Dec. 31, 2012			$ 3,342,849	$ 3,312,465	$ 11,892,066		$ 18,547,380
Net loss	(5,226,445)									(5,226,445)
Stock-based compensation expense	133,745							133,745
Ending balance at Dec. 31, 2013	(24,267,297)							1,438,302		(25,705,599)
Redeemable convertible preferred stock, ending balance at Dec. 31, 2013	18,547,380		3,342,849	3,312,465	11,892,066		18,547,380
Net loss	(24,454,761)	[1]								(24,454,761)
Adjustment for change in par value								(1,438,064)	$ 1,438,064
Stock-based compensation expense	213,758								213,758
Conversion of 2013 Convertible Notes into Series D Preferred						$ 4,159,232	4,159,232
Issuance of Series D Preferred as financing fee						1,500,000	1,500,000
Ending balance at Dec. 31, 2014	(48,508,300)							$ 238	$ 1,651,822	$ (50,160,360)
Redeemable convertible preferred stock, ending balance at Dec. 31, 2014	24,206,612		$ 3,342,849	$ 3,312,465	$ 11,892,066	$ 5,659,232	$ 24,206,612
Net loss	(45,461,000)
Ending balance at Sep. 30, 2015	$ (5,746,000)

[1]	Represents actual net loss.